TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2020
TRADE ACCOUNTS RECEIVABLE, NET
Schedule of Accounts receivable

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
Third Parties	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥72,180,616	¥53,752,527	$7,603,194
Allowance for doubtful accounts	(3,645,334)	(5,508,512)	(779,168)
Total third-parties, net	¥68,535,282	¥48,244,015	$6,824,026

	June 30,	June 30,	June 30,
	2019	2020	2020
Related Party	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥3,409,912	¥3,409,912	$482,326
Allowance for doubtful accounts	—	(340,992)	(48,233)
Total related-party, net	¥3,409,912	¥3,068,920	$434,093

Schedule of Movement of allowance for doubtful accounts

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥3,252,405	¥3,645,334	$515,626
Charge to expense	392,929	2,204,170	311,775
Ending balance	¥3,645,334	¥5,849,504	$827,401